Average Annual Total Returns - Voya Russell Large Cap Value Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Top 200® Value Index 1 Yr		Class ADV Russell Top 200® Value Index 5 Yrs		Class ADV Russell Top 200® Value Index 10 Yrs	Class ADV Russell Top 200® Value Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Top 200® Value Index 1 Yr		Class I Russell Top 200® Value Index 5 Yrs		Class I Russell Top 200® Value Index 10 Yrs		Class I Russell Top 200® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Top 200® Value Index 1 Yr		Class S Russell Top 200® Value Index 5 Yrs		Class S Russell Top 200® Value Index 10 Yrs		Class S Russell Top 200® Value Index Since Inception
Total	1.00%	8.86%		7.29%	Jul. 13, 2015	1.64%	[1]	9.76%	[1]	[1]	8.18%	[1]	1.48%	9.38%	10.13%		May 01, 2009	1.64%	[1]	9.76%	[1]	10.51%	[1]	[1]	1.20%	9.10%	9.85%		May 01, 2009	1.64%	[1]	9.76%	[1]	10.51%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.